Related Party Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Original issue discount	$ 65,217	$ 65,217
Interest charges incurred	45,925	101,385
Related Party Convertible Note Payable [Member]
Original issue discount	351,267	351,267
Interest expense	73,898	73,898
Interest charges incurred	13,222	13,222
Interest accrued and payable	$ 5,360	$ 5,360